Pension and Other Postretirement Benefits - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Maximum contribution of employer	3.50%
Deferment of annual cash compensation	100.00%
Matching contribution of employer	3.50%
Period of additional option to receive payment	5 years
Deferred compensation, percentage of multiple interest rate	150.00%
Increments of changes to the discount rate, basis points	75.00%	25.00%
Future estimated funding amount	$ 55
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Future estimated funding amount	$ 52
Maximum | PBOP
Defined Benefit Plan Disclosure [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	6.00%
Minimum | PBOP
Defined Benefit Plan Disclosure [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	4.50%